Stock Issuance (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2015	Feb. 07, 2014
Sales of securities, number of units	$ 1,460,222
Sales of securities, price per unit	$ 0.30	$ 0.155
Conversion of notes payable	$ 30,000
Accrued interest on debt	$ 222
Warrants rights	13,385,342
Two Class D Warrant [Member]
Restricted common stock units description	Each unit consisted of one share of restricted common stock (100,739 shares), two Class D warrants, each to purchase one share of restricted common stock at $0.10 per share, which expire March 31, 2020, and one Class E warrant to purchase three-fourths of one share of restricted common stock at $0.1667 per share, which expires March 31, 2020.
Number of restricted common stock units	100,739
Warrants to purchase restricted common stock, price per share	$ 0.10
Warrant expiration date	Mar. 31, 2020
One Class E Warrant [Member]
Warrants to purchase restricted common stock, price per share	$ 0.1667
Warrant expiration date	Mar. 31, 2020